ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7.     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,	June 30,
	2020	2021
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Salary and welfare payable	6,866	6,381	988
Payable for acquisition of noncontrolling interests	245	245	38
Accrued rental	1,768	1,609	249
Accrued expenses	14,136	12,633	1,957
Value added tax and other taxes payable	263	283	44
Payable for property and equipment	559	100	15
Accrued utilities	52	79	12
Due to employees*	—	5,198	806
Other payables	1,464	593	92
Total	25,353	27,121	4,201
*	Due to employee balance mainly represents funds temporarily collected by the Group on behalf of certain employees for their disposition of ordinary shares in the open market. The balance was fully repaid to these employees by September 23, 2021.